Land Use Rights, Net	12 Months Ended
Dec. 31, 2018
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

Note 10 – LAND USE RIGHTS, NET

As of December 31, 2018 and 2017, land use rights consisted of the following:

	December 31, 2018	December 31, 2017
Cost	$2,187,229	$2,311,611
Less: accumulated amortization	(108,989)	(68,428)
Land use rights, net	$2,078,240	$2,243,183

Amortization expense for the years ended December 31, 2018, 2017 and 2016 was $45,994, $44,498 and $21,756, respectively.

The land use rights have been pledged to obtain short term loans and other guarantees. See Note 12 for details.